SUBSEQUENT EVENTS	6 Months Ended
Apr. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Reverse Stock Split

The Company effected a one-for-five reverse stock split of its outstanding ordinary shares on May 14, 2024. All references in these condensed consolidated financial statements to shares, share prices, exercise prices, and other per share information in all periods have been adjusted, on a retroactive basis, to reflect the reverse stock split.

Ordinary Shares Issued for Services

In May and June 2024, the Company issued 200,000 shares of its Class A ordinary shares pursuant to its 2023 performance incentive plan for services rendered. These shares were valued at $548,550, the fair market values on the grant dates using the reported closing share prices on the dates of grant.

Ordinary Shares Issued for Acquisition

On May 7, 2024, pursuant to a sale and purchase agreement entered in February 2024 to acquire Peak Consulting Services Limited, the Company issued 694,445 Class A ordinary shares to Yuefu, the sole shareholder of Peak Consulting Services Limited.

Ordinary Shares Issued for Adjustment for 1:5 Reverse Split

The Company issued 66,959 shares of its Class A ordinary shares, resulting from the rounding up of the fractional shares at the one-for-five reverse stock split effected on May 14, 2024.